UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2014

Item 1. Schedule of Investments.

Advisory Research MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 21.1%
	ENERGY – 18.0%
	Chesapeake Energy Corp.
$750,000	7.250%, 12/15/2018	$883,125
650,000	6.625%, 8/15/2020	742,625
675,000	Concho Resources, Inc. 7.000%, 1/15/20211	745,875
1,000,000	CONSOL Energy, Inc. 8.250%, 4/1/20201	1,087,500
550,000	Denbury Resources, Inc. 8.250%, 2/15/20201	601,562
875,000	EQT Corp. 4.875%, 11/15/2021	918,718
700,000	Exterran Holdings, Inc. 7.250%, 12/1/20181	740,250
275,000	QEP Resources, Inc. 6.875%, 3/1/2021	302,500
		6,022,155
	INDUSTRIAL – 3.1%
910,000	Teekay Corp. 8.500%, 1/15/2020	1,019,200

	TOTAL CORPORATE BONDS (Cost $6,690,262)	7,041,355

Number
of Shares

	COMMON STOCKS – 53.5%
	ENERGY – 49.1%
45,577	Enbridge Energy Management LLC	1,219,180
30,640	Enbridge, Inc.	1,295,766
14,095	EQT Corp.	1,441,777
17,184	Kinder Morgan Management LLC	1,199,424
38,095	Kinder Morgan, Inc.	1,213,326
21,715	ONEOK, Inc.	1,284,225
79,885	Plains GP Holdings LP - Class A	2,236,780
36,260	Spectra Energy Corp.	1,351,773
18,240	Targa Resources Corp.	1,764,902
29,125	TransCanada Corp.	1,282,374
52,065	Williams Cos., Inc.	2,150,284
		16,439,811
	INDUSTRIAL – 2.0%
20,156	Teekay Offshore Partners LP	660,311

	UTILITIES – 2.4%
22,555	NiSource, Inc.	785,365

Advisory Research MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TOTAL COMMON STOCKS (Cost $14,576,624)	$17,885,487

	MASTER LIMITED PARTNERSHIPS – 24.0%
	ENERGY – 22.4%
9,300	Access Midstream Partners LP	524,985
7,240	Buckeye Partners LP	530,185
82,167	Crestwood Equity Partners LP	1,101,860
11,775	DCP Midstream Partners LP	574,620
45,620	Energy Transfer Equity LP	1,991,313
10,865	Enterprise Products Partners LP	729,150
7,205	EV Energy Partner LP	252,751
8,225	MarkWest Energy Partners LP	525,166
10,145	Plains All American Pipeline LP	549,555
7,390	Tesoro Logistics LP	444,878
7,335	Valero Energy Partners LP	271,322
		7,495,785
	UTILITIES – 1.6%
12,665	Western Gas Equity Partners LP	544,342

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $5,902,851)	8,040,127

	SHORT-TERM INVESTMENTS – 1.1%
376,745	Fidelity Institutional Money Market - Treasury Only Portfolio, 0.01%2	376,745

	TOTAL SHORT-TERM INVESTMENTS (Cost $376,745)	376,745

	TOTAL INVESTMENTS – 99.7% (Cost $27,546,482)	33,343,714
	Other Assets in Excess of Liabilities – 0.3%	109,314

	TOTAL NET ASSETS – 100.0%	$33,453,028

LLC – Limited Liability Company
LP – Limited Partnership

1	Callable.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

Note 1 – Organization
The Advisory Research MLP & Energy Infrastructure Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is long-term capital appreciation and current income. The Fund commenced investment operations on September 9, 2010.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Master Limited Partnerships
An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock.  Holders of MLP units generally have limited control and voting rights on matters affecting the partnership.  The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

(c) Sector Concentration Risk
The focus of the Fund’s portfolio on a specific industry may present more risks than if the portfolio was broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of the Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2014 (Unaudited)

(d) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(e) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or to hedge against declines in the prices of portfolio securities. In addition, the Fund may write put options to hedge against increases in the prices of securities which it intends to purchase. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Note 3 – Federal Income Taxes
At February 28, 2014, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$27,613,057

Gross unrealized appreciation	$6,212,101
Gross unrealized depreciation	(481,444)

Net unrealized appreciation	$5,730,657

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2014 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from MLP K-1’s, which are treated as an increase/(decrease) in cost basis of the MLP shares held, options, and timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of February 28, 2014, in valuing the Fund’s assets carried at fair value:

Advisory Research MLP & Energy Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2014 (Unaudited)

	Level 1	Level 2	Level 3*	Total
Investments
Corporate Bonds
Energy	$-	$6,022,155	$-	$6,022,155
Industrial	-	1,019,200	-	1,019,200
Common Stocks
Energy	16,439,811	-	-	16,439,811
Industrial	660,311	-	-	660,311
Utilities	785,365	-	-	785,365
Master Limited Partnerships
Energy	7,495,785	-	-	7,495,785
Utilities	544,342	-	-	544,342
Short-Term Investments	376,745	-	-	376,745
Total Investments	$26,302,359	$7,041,355	$-	$33,343,714

* The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of reporting period. There were no transfers at period end.

Advisory Research MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 20.2%
	ENERGY – 18.2%
	Chesapeake Energy Corp.
$2,000,000	7.250%, 12/15/2018	$2,355,000
4,720,000	6.625%, 8/15/2020	5,392,600
3,550,000	6.875%, 11/15/2020	4,082,500
	Concho Resources, Inc.
4,000,000	7.000%, 1/15/20211	4,420,000
2,000,000	6.500%, 1/15/20221	2,187,500
2,500,000	5.500%, 4/1/20231	2,612,500
7,000,000	CONSOL Energy, Inc. 8.250%, 4/1/20201	7,612,500
7,791,000	DCP Midstream LLC 6.750%, 9/15/20372	8,749,098
3,000,000	Denbury Resources, Inc. 8.250%, 2/15/20201	3,281,250
4,500,000	Exterran Holdings, Inc. 7.250%, 12/1/20181	4,758,750
11,000,000	NGPL PipeCo LLC 9.625%, 6/1/20191, 2	11,852,500
	QEP Resources, Inc.
1,000,000	6.800%, 4/1/2018	1,080,000
5,800,000	6.875%, 3/1/2021	6,380,000
10,000,000	Range Resources Corp. 5.000%, 3/15/20231	10,175,000
	Rockies Express Pipeline LLC
5,000,000	6.850%, 7/15/20182	5,175,000
9,500,000	5.625%, 4/15/20202	9,191,250
865,000	Sonat, Inc. 7.000%, 2/1/2018	941,885
4,000,000	Western Refining, Inc. 6.250%, 4/1/20211	4,120,000
		94,367,333
	INDUSTRIAL – 2.0%
9,165,000	Teekay Corp. 8.500%, 1/15/2020	10,264,800

	TOTAL CORPORATE BONDS (Cost $101,089,525)	104,632,133

Number
of Shares

	COMMON STOCKS – 50.1%
	ENERGY – 46.0%
679,748	Enbridge Energy Management LLC	18,183,247
452,810	Enbridge, Inc.	19,149,335
205,380	EQT Corp.	21,008,320

Advisory Research MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ENERGY (Continued)
254,123	Kinder Morgan Management LLC	$17,737,752
568,675	Kinder Morgan, Inc.	18,112,299
326,075	ONEOK, Inc.	19,284,075
1,154,815	Plains GP Holdings LP - Class A	32,334,820
517,935	Spectra Energy Corp.	19,308,617
250,100	Targa Resources Corp.	24,199,676
433,645	TransCanada Corp.	19,093,389
743,730	Williams Cos., Inc.	30,716,049
		239,127,579

	INDUSTRIAL – 1.9%
297,432	Teekay Offshore Partners LP	9,743,872

	UTILITIES – 2.2%
331,395	NiSource, Inc.	11,539,174

	TOTAL COMMON STOCKS (Cost $225,384,405)	260,410,625

	MASTER LIMITED PARTNERSHIPS – 24.4%
	ENERGY – 22.9%
141,975	Access Midstream Partners LP	8,014,489
105,900	Buckeye Partners LP	7,755,057
1,217,702	Crestwood Equity Partners LP	16,329,384
169,079	DCP Midstream Partners LP	8,251,055
746,220	Energy Transfer Equity LP	32,572,503
160,685	Enterprise Products Partners LP	10,783,570
194,950	EV Energy Partner LP	6,838,846
121,435	MarkWest Energy Partners LP	7,753,625
149,495	Plains All American Pipeline LP	8,098,144
136,160	Tesoro Logistics LP	8,196,832
114,050	Valero Energy Partners LP	4,218,710
		118,812,215

	UTILITIES – 1.5%
187,185	Western Gas Equity Partners LP	8,045,211

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $100,908,686)	126,857,426

	SHORT-TERM INVESTMENTS – 3.1%
15,909,020	Fidelity Institutional Money Market - Treasury Only Portfolio, 0.01%3	15,909,020

	TOTAL SHORT-TERM INVESTMENTS (Cost $15,909,020)	15,909,020

	TOTAL INVESTMENTS – 97.8% (Cost $443,291,636)	507,809,204
	Other Assets in Excess of Liabilities – 2.2%	$11,589,230

	TOTAL NET ASSETS – 100.0%	$519,398,434

Advisory Research MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2014 (Unaudited)

LLC – Limited Liability Company
LP – Limited Partnership

1	Callable.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

3	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research MLP & Energy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

Note 1 – Organization
The Advisory Research MLP & Energy Income Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  Prior to December 31, 2013, the Fund was known as FAMCO MLP & Energy Income. The Fund primarily seeks current income and secondarily seeks long-term capital appreciation.  The Fund offers three classes of shares, Class A, Class C and Class I. Class A Shares commenced investment operations on May 18, 2011.  Class C Shares commenced investment operations on April 2, 2012.  Class I Shares commenced investment operations on December 27, 2010.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Master Limited Partnerships
An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock.  Holders of MLP units generally have limited control and voting rights on matters affecting the partnership.  The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

Advisory Research MLP & Energy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2014  (Unaudited)

(c) Sector Concentration Risk
The focus of the Fund’s portfolio on a specific industry may present more risks than if the portfolio was broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of the Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

(d) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(e) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or to hedge against declines in the prices of portfolio securities. In addition, the Fund may write put options to hedge against increases in the prices of securities which it intends to purchase. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Note 3 – Federal Income Taxes
At February 28, 2014 , gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Advisory Research MLP & Energy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2014  (Unaudited)

Cost of investments	$444,598,385

Gross unrealized appreciation	$72,770,095
Gross unrealized depreciation	(9,559,276)

Net unrealized appreciation	$63,210,819

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from MLP K-1’s, which are treated as an increase/(decrease) in cost basis of the MLP shares held, options, and timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

Advisory Research MLP & Energy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2014  (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of February 28, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Investments
Corporate Bonds
Energy	$-	$94,367,333	$-	$94,367,333
Industrial	-	10,264,800	-	10,264,800
Common Stocks
Energy	239,127,579	-	-	239,127,579
Industrial	9,743,872	-	-	9,743,872
Utilities	11,539,174	-	-	11,539,174
Master Limited Partnerships
Energy	118,812,215	-	-	118,812,215
Utilities	8,045,211	-	-	8,045,211
Short-Term Investments	15,909,020	-	-	15,909,020
Total Investments	$403,177,071	$104,632,133	$-	$507,809,204

* The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	4/29/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	4/29/2014

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	4/29/2014

* Print the name and title of each signing officer under his or her signature.